(Loss) Income Per Share (Tables)	6 Months Ended
Jun. 30, 2026
(Loss) Income Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

The following reflects the loss and share data used in the basic and diluted loss per ordinary share computations:

	Periods ended June 30,
In thousands of USD, except for the per share data	2026	2025
Net (loss) income attributable to ordinary shareholders of the Group	(251,805)	42,378
Weighted average number of ordinary shares outstanding (thousand shares)	239,886	192,095
Basic (loss) income per share (In USD)	(1.05)	0.22
- Impact of derivative liabilities related and interest expense to the August 2024 convertible senior notes	-	(117,306)
- Impact of derivative liabilities related to the warrants	-	(42,622)
Loss attributable to ordinary equity shareholders of the Group for diluted EPS	(251,805)	(117,550)
Weighted average number of ordinary shares outstanding (thousand shares)	239,886	192,095
Adjusted for:
- Assumed conversion of the August 2024 convertible senior notes (thousand shares)	-	11,480
- Assumed exercise of warrants (thousand shares)	-	1,108
Weighted average number of shares outstanding for diluted EPS (thousand shares)	239,886	204,683
Diluted loss per share (In USD)	(1.05)	(0.57)